Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue - Over time
Total revenue	$ 79,678,739	$ 47,454,993	$ 11,272,995
Technology financing fee [Member]
Revenue - Over time
Total revenue	43,061,236	38,691,334	10,358,936
Technology platform fee [Member]
Revenue - Over time
Total revenue	19,045,332	8,763,659	914,059
Others [Member]
Revenue - Over time
Total revenue	3,512,395
Transferred over Time [Member] | Technology financing fee [Member]
Revenue - Over time
Total revenue	57,121,012	38,691,334	10,358,936
Transferred over Time [Member] | Technology platform fee [Member]
Revenue - Over time
Total revenue	19,045,332	8,763,659	914,059
Transferred over Time [Member] | Others [Member]
Revenue - Over time
Total revenue	$ 3,512,395